Description of the business and summary of material accounting policy information - Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($) agreement	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges recorded in respect of right-of-use asset | $	$ 0	$ 0	$ 0
Sale and Leaseback Transactions
Disclosure of detailed information about property, plant and equipment [line items]
Number of engine sale and leaseback agreements entered | agreement	11
Minimum | Buildings leases
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	1 year
Maximum | Aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	18 years
Maximum | Spare engines
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	18 years
Maximum | Buildings leases
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	10 years
Maximum | Maintenance component
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	8 years